Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
GOODWILL

Note 11:- Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Opening balance	$932,854	$872,424
Acquisition of subsidiaries	52,651	49,416
Classifications	(1,502)	1,585
Foreign currency translation adjustments	(57,842)	9,429
Closing balance	$926,161	$932,854

The Group performed annual impairment tests as of December 31, 2022, 2021 and 2020 and did not identify any impairment losses (see Note 2(20)).